Other non-current assets, net (Tables)	6 Months Ended
Jun. 30, 2018
Assets, Noncurrent [Abstract]
Schedule of other non-current assets, net
	As at
	Jun 30, 2018	Dec 31, 2017
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures & fittings	731,822	760,311
	3,611,822	3,640,311